UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.7%
Alabama - 5.1%
Black Belt Energy Gas District, AL, Gas Supply Revenue:
Series A	4.000%	12/1/23	$5,000,000	$5,194,700	(a)(b)
Series A, LIQ - Royal Bank of Canada	4.000%	7/1/22	13,010,000	13,528,969	(a)(b)
Southeast Alabama Gas Supply District:
LIBOR, Project #2, Series B	2.424%	6/1/24	1,500,000	1,490,700	(a)(b)
Project #1, Series A	4.000%	4/1/24	10,880,000	11,426,067	(a)(b)
SIFMA Index Project #1, Series C	2.340%	4/1/24	15,000,000	15,000,000	(a)(b)
Tuscaloosa Public Educational Building Authority, Student Housing Revenue:
Refunding, University of Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,091,779
Refunding, University of Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,544,532

Total Alabama				53,276,747

Alaska - 0.8%
Alaska Housing Finance Corp. Revenue, State Capital Project II, Series A	5.000%	12/1/18	500,000	500,000
Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project, Series B	5.000%	1/1/21	7,130,000	7,520,724

Total Alaska				8,020,724

Arizona - 0.8%
Chandler IDA, Intel Corp. Project	2.700%	8/14/23	3,065,000	3,053,016	(a)(b)(c)
Maricopa County IDA, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,007,004	(a)(b)(c)

Total Arizona				8,060,020

California - 2.9%
California Infrastructure & Economic Development Bank, Refunding, California Academy of Sciences, (1 mo. LIBOR x 0.7 + 0.380%)	2.016%	8/1/21	3,750,000	3,751,163	(a)(b)
California MFA Revenue:
Second Lien Qualified Obligations, Anaheim System Distribution Facilities (SIFMA Municipal Swap Index Yield + 0.350%)	2.040%	12/1/20	6,500,000	6,506,955	(a)(b)
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	338,556	(c)
California State:
GO, Floating, Refunding, Series A (SIFMA Municipal Swap Index Yield + 0.250%) See Notes to Schedule of Investments.	1.940%	5/1/21	6,000,000	6,002,100	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
GO, Floating, Series B (SIFMA Municipal Swap Index Yield + 0.380%)	2.070%	12/1/22	$5,690,000	$5,705,932	(a)(b)
GO, Index Floating Rate, Series D (SIFMA Municipal Swap Index Yield + 0.290%)	1.980%	12/1/20	350,000	350,259	(a)(b)
California State Department of Water Resources, Water Systems, Series AT (SIFMA Municipal Swap Index Yield + 0.370%)	2.060%	12/1/22	2,000,000	2,004,680	(a)(b)
Long Beach, CA, Harbor Revenue, Refunding, Series A	5.000%	12/15/20	2,925,000	3,118,050
Southern California Public Power Authority, Refunding, Canyon Power Project, Series B	1.940%	5/1/21	3,000,000	2,996,430	(a)(b)

Total California				30,774,125

Colorado - 2.0%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	2/1/21	2,080,000	2,188,389
Catholic Health Initiatives, Series A	5.000%	7/1/21	6,225,000	6,320,118
Catholic Health Initiatives, Series A	5.000%	2/1/25	2,615,000	2,748,182
Catholic Health Initiatives, Series B3	1.875%	11/6/19	5,545,000	5,517,552	(a)(b)
E-470 Public Highway Authority, Refunding, Senior LIBOR Index, (0.670 x 1 mo. USD LIBOR + 0.900%)	2.471%	9/1/19	3,415,000	3,417,937	(a)(b)
Plaza Metropolitan District #1, Refunding	5.000%	12/1/19	1,000,000	1,022,160	(d)

Total Colorado				21,214,338

Connecticut - 3.5%
Bridgeport, CT:
GO, Series D, AGM	5.000%	8/15/21	285,000	306,942	(e)
GO, Series D, AGM	5.000%	8/15/21	715,000	762,719
GO, Series D, AGM	5.000%	8/15/22	355,000	391,295	(e)
GO, Series D, AGM	5.000%	8/15/22	885,000	961,402
Connecticut State:
GO, Refunding, Series B	5.000%	4/15/19	3,730,000	3,770,806
GO, Refunding, Series G	5.000%	11/1/20	2,685,000	2,822,123
GO, Series A, GAAP Conversion	5.000%	10/15/19	10,375,000	10,638,214
GO, Series B, SIFMA Index (SIFMA Municipal Swap Index Yield + 0.630%)	2.320%	3/1/20	3,375,000	3,377,531	(b)
GO, Series B, SIFMA Index (SIFMA Municipal Swap Index Yield + 1.050%)	2.740%	3/1/23	4,225,000	4,272,109	(b)
GO, Series C	5.000%	6/15/23	750,000	821,513

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
GO, Series E	5.000%	9/15/23	$4,500,000	$4,863,825
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	9/1/20	4,000,000	4,194,440

Total Connecticut				37,182,919

Florida - 1.4%
Broward County, FL, Port Facilities Revenue, Refunding, Series B	5.000%	9/1/22	3,000,000	3,208,890	(c)
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,130,163	(a)(b)
Lee County, FL, Airport Revenue, Refunding, Series A, AGM	5.500%	10/1/19	1,375,000	1,411,396	(c)
Miami-Dade County Expressway Authority Toll System Revenue, Refunding, Series B	5.000%	7/1/20	3,250,000	3,399,857
Miami-Dade County, FL, Aviation Revenue, Refunding, Series B	5.000%	10/1/20	2,000,000	2,093,700	(c)
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,122,560	(a)(b)
Saint Johns County School Board, Refunding, COP	5.000%	7/1/21	1,500,000	1,605,840

Total Florida				14,972,406

Georgia - 4.8%
Burke County Development Authority:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,900,000	3,880,149	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,153,618	(a)(b)
Main Street Natural Gas Inc., GA:
Series A, LIQ - Royal Bank of Canada	4.000%	9/1/23	10,025,000	10,461,188	(a)(b)
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.260%	12/1/23	11,250,000	11,233,800	(a)(b)
Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,892,540	(a)(b)
Private Colleges & Universities Authority, Agnes Scott College, Refunding, Series B	2.500%	6/1/19	3,000,000	2,999,130	(a)(b)

Total Georgia				50,620,425

Hawaii - 0.7%
Honolulu City & County, HI:
GO, Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.300%)	1.990%	9/1/20	5,000,000	4,998,300	(a)(b)
GO, Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.320%)	2.010%	9/1/20	2,600,000	2,599,116	(a)(b)

Total Hawaii				7,597,416

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 9.7%
Chicago Midway International Airport, Refunding, Series A	5.000%	1/1/20	$2,000,000	$2,059,780	(c)
Chicago O’Hare International Airport:
Refunding, General, Senior Lien, Series A	4.000%	1/1/19	15,000,000	15,022,950	(c)
Refunding, General, Senior Lien, Series A	5.000%	1/1/25	1,000,000	1,069,340	(c)
Refunding, General, Senior Lien, Series B	5.000%	1/1/25	3,000,000	3,208,020	(c)
Series C	5.000%	1/1/23	1,035,000	1,129,040	(c)
Chicago Park District:
GO, Refunding, Harbor Facilities, Series D	5.000%	1/1/19	1,000,000	1,002,170
GO, Refunding, Series C	5.000%	1/1/24	2,750,000	2,898,747
Chicago, IL:
GO, Refunding, AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,503,225
GO, Refunding, Series 2003B	5.000%	1/1/20	3,275,000	3,337,782
GO, Refunding, Series A, AGM	5.500%	1/1/19	2,590,000	2,595,569
GO, Series 2002B	5.000%	1/1/19	1,500,000	1,502,955
GO, Series 2002B	5.000%	1/1/20	1,575,000	1,605,193
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/19	1,150,000	1,152,266
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/20	1,255,000	1,291,696
Chicago, IL, Waterworks Revenue:
Refunding, Second Lien	5.000%	11/1/21	1,155,000	1,234,325
Refunding, Second Lien, Series 2017-2	5.000%	11/1/19	2,000,000	2,049,500
Illinois EFA, University of Chicago, Series B-2	1.550%	2/13/20	2,500,000	2,483,575	(a)(b)
Illinois Finance Authority:
Central Dupage Health, Series B	5.500%	11/1/20	3,915,000	4,040,163	(e)
University of Chicago Medical Center	5.000%	8/15/24	1,995,000	2,083,797
Illinois State:
Build Illinois	5.000%	6/15/19	2,575,000	2,610,896
Build Illinois, Junior Obligation, Series A	4.000%	6/15/20	8,825,000	8,982,526
GO	5.000%	7/1/19	7,150,000	7,246,739
GO	5.000%	11/1/23	2,000,000	2,106,480
GO, Refunding	5.000%	1/1/20	2,195,000	2,243,158
GO, Refunding	5.000%	8/1/23	17,260,000	18,158,383
GO, Refunding, Series B	5.000%	10/1/21	2,500,000	2,597,875
Illinois State Toll Highway Authority, Refunding, Series A	5.000%	12/1/19	1,950,000	2,006,765
University of Illinois, Refunding, Auxiliary Facilities System, Series A	5.000%	4/1/23	4,000,000	4,420,960

Total Illinois				101,643,875

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 6.5%
Indiana Finance Authority:
Refunding, Duke Energy Indiana LLC, Series A-2	3.375%	3/1/19	$2,000,000	$2,006,380
Refunding, Methodist Hospitals Inc., Series A	5.000%	9/15/19	300,000	304,872
Refunding, Sisters St. Francis Health	5.000%	11/1/19	2,045,000	2,049,867
Indiana Health Facility Financing Authority, Ascension Health Credit Group	1.250%	5/1/20	3,270,000	3,219,086	(a)(b)
Whiting, IN:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	16,248,000	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	10,877,900	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.850%	10/1/19	6,000,000	5,977,020	(a)(b)
BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	2.440%	12/2/19	28,000,000	28,042,560	(a)(b)(c)

Total Indiana				68,725,685

Kentucky - 2.9%
Carroll County, KY, Refunding, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,478,950	(a)(b)
Kentucky PEA, Series A	4.000%	4/1/24	22,120,000	23,169,594	(a)(b)
Louisville & Jefferson County Metropolitan Government, Refunding, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	4,988,950	(a)(b)

Total Kentucky				30,637,494

Massachusetts - 0.2%
Massachusetts DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.250%	5/1/19	2,300,000	2,298,942	(a)(b)(c)(d)

Michigan - 4.0%
Michigan Finance Authority Revenue:
Refunding, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,301,630
Refunding, Series H-1	5.000%	10/1/20	1,215,000	1,241,414
Refunding, Series H-1	5.000%	10/1/21	1,300,000	1,359,436
Michigan State Hospital Finance Authority, Ascension Health Credit Group	1.500%	5/1/20	1,935,000	1,911,548	(a)(b)
Michigan Strategic Fund, Events Center Project, Series A	4.125%	1/1/19	24,000,000	24,029,040	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Wayne County Airport Authority:
Airport Revenue, Refunding, Series A	5.000%	12/1/22	$1,990,000	$2,139,011	(c)
Refunding, Series C	5.000%	12/1/18	3,500,000	3,500,000

Total Michigan				41,482,079

Mississippi - 0.1%
Mississippi Development Bank, Refunding, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,006,760

Montana - 0.6%
Montana Facility Finance Authority, Refunding, Billings Clinic Obligation	2.240%	8/15/23	4,000,000	4,001,400	(a)(b)
Montana State Board of Regents, Refunding, Montana State University, Series F	2.140%	9/1/23	1,900,000	1,900,760	(a)(b)

Total Montana				5,902,160

Nebraska - 0.4%
Central Plains Energy Project, Project No. 1, Series A	5.250%	12/1/18	4,500,000	4,500,000

Nevada - 1.6%
Clark County School District, GO, Refunding, Building, Series A	5.000%	6/15/22	9,450,000	10,267,897
Clark County, NV, Refunding, Southern California Edison Co., Series A	1.875%	4/1/20	3,650,000	3,586,527	(a)(b)
Washoe County, NV, Refunding, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,986,740	(a)(b)(c)

Total Nevada				16,841,164

New Jersey - 7.3%
Casino Reinvestment Development Authority, Refunding	5.000%	11/1/20	1,000,000	1,043,430
New Jersey EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,045,000	1,062,075	(c)
Refunding, School Facilities Construction	5.000%	3/1/22	1,570,000	1,675,865
Refunding, School Facilities Construction, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.240%	9/1/27	1,550,000	1,527,417	(b)
Refunding, School Facilities Construction, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.290%	3/1/28	2,905,000	2,867,351	(b)
Refunding, School Facilities Construction, Series PP	5.000%	6/15/19	1,800,000	1,825,182
Rutgers University	5.000%	6/15/19	1,380,000	1,403,060

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey EFA Revenue, Refunding, Kean University, Series H	5.000%	7/1/20	$1,000,000	$1,045,790
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue:
Senior, Series 1A-1	5.000%	12/1/18	3,000,000	3,000,000	(c)
Senior, Series 1A-1	3.000%	12/1/19	10,250,000	10,298,380	(c)
New Jersey Transportation Trust Fund Authority:
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,765,000	6,209,251
Refunding, Transportation System, Series A	5.000%	12/15/23	1,250,000	1,368,713
Transportation Program Notes (SIFMA Municipal Swap Index Yield + 1.200%)	2.890%	12/15/21	15,500,000	15,659,960	(a)(b)
New Jersey Turnpike Authority Revenue:
Refunding, Series C-4	2.344%	1/1/24	4,000,000	4,009,160	(b)
Refunding, Series D-1	2.340%	1/1/24	13,000,000	13,029,770	(b)
Salem County PCFA, Refunding, Philadelphia Electric Co.	2.500%	3/1/19	7,950,000	7,943,719	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Refunding, Series A	5.000%	6/1/21	1,500,000	1,585,935
Union County, NJ:
GO, Refunding, School Board Reserve Fund	4.000%	3/1/19	35,000	35,183	(f)
GO, Refunding, School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,472,911

Total New Jersey				77,063,152

New Mexico - 4.2%
Farmington, NM:
Refunding, Public Service Co. of New Mexico	1.875%	10/1/21	5,390,000	5,253,956	(a)(b)
Refunding, Southern California Edison Co.	1.875%	4/1/20	4,750,000	4,667,398	(a)(b)
Refunding, Southern California Edison Co., Series A	1.875%	4/1/20	8,500,000	8,352,185	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	11,500,000	11,300,015	(a)(b)
New Mexico Municipal Energy Acquisition Authority, Subordinated, Series B, SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	2.324%	8/1/19	14,000,000	14,003,220	(a)(b)

Total New Mexico				43,576,774

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 8.0%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Refunding, Pratt Paper Inc. Project	3.750%	1/1/20	$230,000	$231,822	(c)(d)
Erie County Fiscal Stability Authority Revenue:
Refunding, Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,003,710
Sales Tax & State Aid Secured, Series A	4.000%	3/15/19	600,000	603,792
Long Island Power Authority:
General, Series B	5.250%	4/1/19	780,000	788,884	(f)
General, Series B	5.250%	4/1/19	1,280,000	1,294,579	(f)
Refunding, Notes, General, Series C	2.394%	10/1/23	4,000,000	4,004,360	(a)(b)
Refunding, Series C (0.700 x 1 mo. USD LIBOR + 0.750%)	2.394%	10/1/23	4,000,000	4,004,360	(a)(b)
Monroe County, NY, GO, Refunding, BAM	5.000%	6/1/20	5,115,000	5,338,628
MTA, NY, Revenue:
Refunding, Series A-2B (SIFMA Municipal Swap Index Yield + 0.580%)	2.270%	11/1/19	3,155,000	3,159,259	(a)(b)
Subseries, Series B-2A	5.000%	5/15/21	7,000,000	7,435,610
Transportation, Subseries D-2 (SIFMA Municipal Swap Index Yield + 0.450%)	2.140%	11/15/22	8,000,000	7,954,720	(a)(b)
New York State Dormitory Authority, Refunding, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,797,031
New York Transportation Development Corp.:
Delta Air Lines Inc., LaGuardia	5.000%	1/1/22	7,350,000	7,847,742	(c)
Refunding, American Airlines Inc.	5.000%	8/1/19	5,000,000	5,071,750	(c)
Refunding, American Airlines Inc.	5.000%	8/1/21	9,000,000	9,470,430	(c)
Refunding, Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,442,650	(c)
New York, NY, GO, Series B	5.000%	8/1/23	3,040,000	3,265,051
Port Authority of New York & New Jersey:
Consolidated, 106th Series	5.000%	10/15/24	5,985,000	6,401,018	(c)
Refunding, 195th Series	5.000%	10/1/20	2,500,000	2,625,850	(c)
Refunding, 195th Series	5.000%	10/1/21	4,225,000	4,535,157	(c)

Total New York				84,276,403

North Carolina - 0.2%
North Carolina Turnpike Authority Revenue:
Refunding, Senior Lien	5.000%	1/1/21	410,000	432,214
Refunding, Senior Lien	5.000%	1/1/22	600,000	645,414

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Refunding, Senior Lien	5.000%	1/1/23	$700,000	$766,248
Refunding, Senior Lien	5.000%	1/1/25	500,000	561,345

Total North Carolina				2,405,221

Ohio - 1.6%
Lancaster Port Authority:
Refunding, SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.600%)	2.174%	2/1/19	2,000,000	1,999,800	(b)
Refunding, SPA - Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.620%)	2.194%	8/1/19	4,000,000	3,999,960	(b)
Ohio Water Development Authority, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,740,978
Ohio Water Development Authority Water Pollution Control Loan Fund, Notes, Loan Fund, Series B (SIFMA Municipal Swap Index Yield + 0.220%)	1.910%	12/1/20	6,500,000	6,490,900	(b)
Warren County, OH, Refunding, Otterbein Homes Obligation, Series A	5.000%	7/1/20	2,550,000	2,651,031

Total Ohio				16,882,669

Pennsylvania - 9.8%
Allegheny County Higher Education Building Authority, Duquesne University, Series A	5.000%	3/1/19	500,000	503,615
Bucks County IDA, Waste Management Inc. Project	1.700%	2/1/19	15,000,000	14,989,800	(a)(b)(c)
Commonwealth Financing Authority, Tobacco Master Settlement Payment	5.000%	6/1/21	2,500,000	2,652,550
Commonwealth of Pennsylvania, GO, Refunding, 2nd Series	5.000%	1/15/22	5,000,000	5,408,000
Lehigh County IDA:
Refunding, PPL Electric Utilities Corp.	1.800%	8/15/22	2,000,000	1,924,720	(a)(b)
Refunding, PPL Electric Utilities Corp.	1.800%	9/1/22	7,825,000	7,527,102	(a)(b)
Montgomery County, PA, IDA, Refunding, Peco Energy Co. Project, Series A	2.550%	6/1/20	3,000,000	2,988,240	(a)(b)
Pennsylvania Economic Development Financing Authority:
Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,007,050
Waste Management Inc. Project	2.800%	12/1/21	2,000,000	2,000,000	(a)(b)
Waste Management Inc. Project, Series A	1.700%	8/3/20	2,750,000	2,709,025	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	496,460	(c)
Pennsylvania Turnpike Commission:
Refunding, Series A-1 (SIFMA Municipal Swap Index Yield + 0.600%)	2.290%	12/1/23	6,000,000	5,999,700	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Refunding, Series B	2.390%	12/1/23	$10,000,000	$10,003,800	(b)
Refunding, Series B-1 (SIFMA Municipal Swap Index Yield + 0.700%)	2.390%	12/1/19	10,000,000	10,015,200	(b)
Refunding, Series B-1 (SIFMA Municipal Swap Index Yield + 0.880%)	2.570%	12/1/20	13,775,000	13,863,573	(b)
Refunding, Series B-1 (SIFMA Municipal Swap Index Yield + 0.980%)	2.670%	12/1/21	5,000,000	5,058,650	(b)
Philadelphia Gas Works Co., Refunding, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,072,840
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	1/1/19	1,455,000	1,458,463
School District of Philadelphia:
GO, Refunding, Series C, State Aid Withholding	5.000%	9/1/19	5,990,000	6,113,394
GO, Series D, State Aid Withholding	5.000%	9/1/19	1,250,000	1,275,750
State Public School Building Authority, Refunding, Philadelphia School District, State Aid Withholding	5.000%	6/1/19	1,500,000	1,520,355
Susquehanna Area Regional Airport Authority, Series A	5.000%	1/1/21	2,000,000	2,101,280	(c)

Total Pennsylvania				102,689,567

South Carolina - 0.1%
SCAGO Educational Facilities Corp. for Pickens School District, Refunding	5.000%	12/1/18	1,000,000	1,000,000

Tennessee - 0.5%
Tennessee Energy Acquisition Corp., Project, Series A	4.000%	5/1/23	4,840,000	5,016,176	(a)(b)

Texas - 10.6%
Alvin, TX, ISD, GO, PSF - GTD, Schoolhouse, Series B	1.400%	8/15/20	2,500,000	2,466,825	(a)(b)
Central Texas Regional Mobility Authority, Refunding, Senior Lien, Series A	5.000%	1/1/19	500,000	500,995
Central Texas Turnpike System, Refunding, First Tier, Series A	5.000%	4/1/20	7,640,000	7,915,575	(a)(b)
Clear Creek ISD:
GO, Series B, PSF - GTD	1.450%	8/14/20	3,000,000	2,962,740	(a)(b)
GO, Series B, PSF - GTD	2.150%	8/16/21	2,000,000	1,990,720	(a)(b)
Georgetown ISD, GO, Refunding	2.500%	8/1/19	4,000,000	4,010,880	(a)(b)
Goose Creek Consolidated ISD, GO, School Building, Series B, PSF - GTD	1.950%	8/14/20	3,000,000	2,987,550	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County Cultural Education Facilities Finance Corp.:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.580%)	2.270%	12/1/19	$2,425,000	$2,427,934	(a)(b)
Refunding, Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	2.440%	6/1/20	1,065,000	1,070,708	(b)
Houston, TX, Airport System Revenue:
Refunding, Series B-2	5.000%	7/15/20	1,600,000	1,651,536	(c)
Refunding, United Airlines Inc.	4.500%	7/1/20	8,150,000	8,344,133	(c)
Houston, TX, Combined Utility System Revenue, Refunding, First Lien, Series C	2.004%	8/1/21	6,500,000	6,487,585	(a)(b)
Matagorda County Navigation District No. 1, Refunding, Central Power & Light	1.750%	9/1/20	2,000,000	1,967,860	(a)(b)(c)
Mission EDC, Waste Management Inc. Project	2.500%	8/1/20	4,500,000	4,492,665	(c)
North East, TX, ISD, GO, School Building, PSF - GTD	2.000%	8/1/19	14,150,000	14,142,500	(a)(b)
North Texas Tollway Authority, First Tier, Refunding, Series C (SIFMA Municipal Swap Index Yield + 0.670%)	2.360%	1/1/20	36,250,000	36,250,000	(a)(b)
Red River Education Finance Corp.:
Refunding, St. Edwards University Project	5.000%	6/1/19	750,000	760,545
Refunding, St. Edwards University Project	5.000%	6/1/20	940,000	977,713
Round Rock ISD, GO, PSF - GTD	1.500%	8/1/21	4,535,000	4,434,550	(a)(b)
San Antonio, TX, Electric & Gas Revenue, Refunding, Junior Lien, Series C	2.000%	12/1/18	5,000,000	5,000,000	(a)

Total Texas				110,843,014

Virginia - 2.9%
Louisa IDA, Refunding, Series 2008 B	2.150%	9/1/20	3,055,000	3,044,582	(a)(b)
Wise County IDA:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	14,700,000	14,649,873	(a)(b)
Virginia Electric & Power Co., Series A	1.875%	6/1/20	5,000,000	4,966,100	(a)(b)
York County EDA, Virginia Electric & Power Co., Refunding, Series A	1.875%	5/16/19	8,150,000	8,139,242	(a)(b)

Total Virginia				30,799,797

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.2%
Port of Seattle, WA, Refunding, Intermediate, Subordinated, Series B	5.000%	8/1/20	$2,000,000	$2,091,320	(c)
Seattle, WA, Municipal Light & Power Revenue, Refunding, Light & Power	2.180%	11/1/23	4,000,000	3,995,960	(a)(b)
Spokane Public Facilities District, Refunding, Series B	5.000%	12/1/18	1,130,000	1,130,000
Washington Health Care Facilities Authority, Refunding, Fred Hutchinson Cancer Research Centre (0.670 x 1 mo. USD LIBOR + 1.100%)	2.674%	7/1/22	5,000,000	5,051,600	(a)(b)

Total Washington				12,268,880

West Virginia - 0.9%
Harrison County, WV, Refunding, Monongahela Power	3.000%	10/15/21	2,750,000	2,730,530	(a)(b)(c)
West Virginia University, Refunding, West Virginia University Project (SIFMA Municipal Swap Index Yield + 0.530%)	2.220%	10/1/19	7,000,000	7,003,570	(a)(b)

Total West Virginia				9,734,100

Wisconsin - 1.4%
Public Finance Authority, Refunding, Waste Management Inc. Project	2.000%	6/1/21	9,845,000	9,624,176	(a)(b)(c)
Wisconsin HEFA, Ascension Senior Credit Group	1.375%	12/3/19	5,385,000	5,337,720	(a)(b)

Total Wisconsin				14,961,896

TOTAL MUNICIPAL BONDS (Cost - $1,022,125,699)				1,016,274,928

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 0.7%
FHLMC Multifamily VRD Certificates, Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	6/15/22	5,000,000	4,874,840	(a)(b)
FHLMC Multifamily VRD Certificates, Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	6/15/22	3,000,000	2,924,904	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				7,799,744

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,030,125,699)				1,024,074,672

SHORT-TERM INVESTMENTS - 2.4%
MUNICIPAL BONDS - 2.4%
California - 0.0%
Alameda County, CA, IDA, JMS Family Partnership, Series A	1.700%	10/1/25	300,000	300,000	(c)(h)(i)
San Mateo, CA, Joint Powers Financing Authority, Public Safety Project, Series A	1.420%	4/1/39	200,000	200,000	(h)(i)

Total California				500,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 0.6%
Liberty County, FL, Georgia Pacific Corp. Project	1.830%	10/1/28	$5,800,000	$5,800,000	(c)(d)(h)(i)

Massachusetts - 0.0%
University of Massachusetts Building Authority, Refunding, Series 1	1.640%	11/1/34	100,000	100,000	(h)(i)

Michigan - 0.0%
Kent Hospital Finance Authority, Refunding, Spectrum Health	1.630%	1/15/47	180,000	180,000	(h)(i)

Mississippi - 0.2%
Mississippi Business Finance Corp., Chevron USA Inc., Series D	1.640%	11/1/35	1,630,000	1,630,000	(h)(i)

New York - 0.6%
New York City TFA Future Tax Secured Revenue, Subordinated Series 2A, SPA - Dexia Credit Local	1.690%	11/1/22	2,400,000	2,400,000	(h)(i)
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	1.630%	4/1/42	200,000	200,000	(h)(i)
New York State Energy Research & Development Authority, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.650%	6/1/36	300,000	300,000	(c)(h)(i)
New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen	1.700%	11/1/38	2,300,000	2,300,000	(c)(h)(i)
New York, NY, GO, Subseries H-5, LOC - Dexia Credit Local	1.690%	3/1/34	900,000	900,000	(h)(i)

Total New York				6,100,000

Texas - 0.5%
University of Texas System, Taxable, Financing Systems	2.240%	8/1/45	5,700,000	5,700,000	(h)(i)

Wisconsin - 0.2%
Wisconsin Housing & Economic Development Authority, Taxable, Series D, SPA - Federal Home Loan Bank	2.280%	3/1/28	1,600,000	1,600,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.3%
Uinta County, WY, Refunding, Chevron USA Inc. Project	1.640%	8/15/20	$3,100,000	$3,100,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,710,000)				24,710,000

TOTAL INVESTMENTS - 99.8% (Cost - $1,054,835,699)				1,048,784,672
Other Assets in Excess of Liabilities - 0.2%				2,308,718

TOTAL NET ASSETS - 100.0%				$1,051,093,390

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SCAGO	— South Carolina Association of Government Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund’s hold securities or other assets that are denominated in a foreign currency, the Fund’s will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Fund’s values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$1,016,274,928	—	$1,016,274,928
Collateralized Mortgage Obligations	—	7,799,744	—	7,799,744
Total Long-Term Investments	—	1,024,074,672	—	1,024,074,672

Short-Term Investments†	—	24,710,000	—	24,710,000

Total Investments	—	$1,048,784,672	—	$1,048,784,672

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019